Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Operating Loss Carryforwards, Expiration Dates	expire beginning 2021 for both federal and state purposes.
Income Tax Examination, Likelihood of Unfavorable Settlement	greater than 50% likelihood
Operating Loss Carryforwards	$ 59,800,000	$ 50,000,000
Deferred Tax Assets, Valuation Allowance	$ 24,352,574	$ 20,458,225